Leases - Reconciliation of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Beginning Balance	€ 22,014	€ 23,898
Additions to lease liabilities	38,209	2,609
Accretion of interest	1,149	661
Interest paid	(1,149)	(661)
Payments	(7,983)	(5,958)	€ (7,118)
Additions from business combinations		867
Rent concessions	(30)	(38)	(59)
Derecognition due to lease termination	(1,323)	(16)
Foreign currency effects	(936)	652
Ending Balance	49,951	22,014	€ 23,898
Current	9,537	7,302
Non-current	€ 40,414	€ 14,712